Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, at cost	$ 221,602	$ 191,094
Less: Accumulated depreciation	(99,152)	(86,859)
Net property, plant and equipment	$ 122,450	$ 104,235